Borrowings - Narratives (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) item
Borrowings
Unused credit limits		¥ 60,448
Revolving credit facility agreement cancelled	¥ 11,380,380
Outstanding borrowings balance		¥ 39,212	¥ 585,814
Minimum
Borrowings
Interest (as a percent)		4.00%
Maximum
Borrowings
Interest (as a percent)		7.00%
Three one-year asset-backed securitized debts
Borrowings
Number of debt agreements | item			3
Term of borrowing (in year)			1 year
Asset-backed securitized debts issued, each			¥ 1,275,000
Balance of ABSs		¥ 0	¥ 629,013
Weighted average interest rate for shortterm borrowings		3.00%	3.00%
Several borrowing agreements with credit facilities
Borrowings
Maximum borrowings		¥ 171,161	¥ 11,616,192
Several borrowing agreements with credit facilities | Loan Prime Rate ("LPR") | Minimum
Borrowings
Annual interest rate		0.30%
Several borrowing agreements with credit facilities | Loan Prime Rate ("LPR") | Maximum
Borrowings
Annual interest rate		1.80%